COMMON STOCK - Schedule Of Shares Reserved For Future Issuance Under Equity Compensation Plans (Details) - shares shares in Thousands	Jan. 01, 2023	Jan. 02, 2022
Equity [Abstract]
Equity compensation plans	3,166	3,363